LOSS PER SHARE (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended									15 Months Ended	129 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Jun. 30, 2012
LOSS PER SHARE [Abstract]
Loss for the period	$ 737,458	$ 516,657	$ 1,372,411	$ 1,056,921	$ 2,364,339	$ 2,788,446	$ 1,202,296	$ 1,528,981	$ 1,593,205	$ 1,282,842	$ 1,055,594	$ 288,233	$ 350,290	$ 63,293	$ 13,889,930
Number of shares:
Weighted average number of shares used in the computation of basic and diluted earnings per share	5,295,543	4,989,720	5,295,543	4,922,582	5,091,330	4,034,706	3,995,805
Total weighted average number of ordinary shares related to outstanding options and warrants excluded from the calculations of diluted loss per share	600,232	555,764	600,232	555,764	582,732	511,648	109,197